UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

Clockwise Core Equity & Innovation ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 Clockwise Core Equity & Innovation ETF Ticker: TIME (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Clockwise Core Equity & Innovation ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.clockwisefunds.com. You can also request this information by contacting us at (866) 864-3968 or by writing the Fund at Clockwise Core Equity & Innovation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clockwise Core Equity & Innovation ETF	$50	0.96%

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$24,682
Number of Holdings	50
Total Advisory Fee Paid	$111,624
Portfolio Turnover	668%

Sector/Security Type - Investments
(% of Total Net Assets)

*

*	Less than -0.05% of net assets.

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
Hims & Hers Health, Inc. - Class A	3.2
Amazon.com, Inc.	3.1
Palantir Technologies, Inc. - Class A	3.1
NVIDIA Corp.	3.1
Netflix, Inc.	3.1
Robinhood Markets, Inc. - Class A	3.0
Broadcom, Inc.	3.0
Apple, Inc.	3.0
SharkNinja, Inc.	3.0
ProShares UltraShort S&P500	3.0

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.clockwisefunds.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2025 (Unaudited)

Tidal Trust II

Clockwise Core Equity & Innovation ETF               | TIME | NYSE Arca, Inc.

Clockwise Core Equity & Innovation ETF

Schedule of Investments	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Aerospace & Defense - 6.0%
Boeing Co.(a)	1,400	$244,482
General Electric Co.	3,600	745,128
Lockheed Martin Corp.	1,100	495,407
		1,485,017

Auto Manufacturers - 1.1%
Tesla, Inc.(a)	897	262,803

Banks - 3.0%
JPMorgan Chase & Co.	2,800	741,020
Computers - 4.0%

Apple, Inc.	3,096	748,737
Super Micro Computer, Inc.(a)	5,800	240,468
		989,205

Diversified Financial Services - 3.0%
American Express Co.	800	240,768
Visa, Inc. - Class A	1,400	507,794
		748,562

Electric - 9.0%
Dominion Energy, Inc.	8,700	492,594
Duke Energy Corp.	4,196	492,988
NextEra Energy, Inc.	6,900	484,173
Oklo, Inc.(a)	7,400	247,086
Vistra Corp.	3,725	497,883
		2,214,724

Engineering & Construction - 1.0%
Comfort Systems USA, Inc.	700	254,331

Home Furnishings - 3.0%
SharkNinja, Inc. (a)	7,112	747,400

Insurance - 1.1%
The Travelers Cos., Inc.	1,000	258,490
Internet - 20.3%

Alphabet, Inc. - Class A	1,509	256,953
Amazon.com, Inc.(a)	3,630	770,576
Grab Holdings Ltd. - Class A(a)	99,900	484,515
Hims & Hers Health, Inc. - Class A(a)	17,445	786,595
Meta Platforms, Inc. - Class A	1,096	732,347
Netflix, Inc.(a)	777	761,895
Robinhood Markets, Inc. - Class A(a)	15,024	752,702
Spotify Technology SA(a)	359	218,276
Zillow Group, Inc. - Class A(a)	3,300	245,487
		5,009,346

Iron & Steel - 2.0%
United States Steel Corp.	12,500	502,750

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

Machinery - Construction & Mining - 2.0%
GE Vernova, Inc.	1,500	502,770

Media - 2.0%
Liberty Media Corp. - Liberty Formula One - Class C(a)	5,138	495,457

Oil & Gas - 1.0%
Devon Energy Corp.	6,800	246,296

Pharmaceuticals - 5.1%
Eli Lilly & Co.	550	506,346
Novo Nordisk AS - Class A - ADR	8,200	743,330
		1,249,676

Pipelines - 0.9%
Cheniere Energy, Inc.	1,000	228,560

Real Estate - 1.0%
CoStar Group, Inc.(a)	3,100	236,375

Retail - 2.1%
Costco Wholesale Corp.	483	506,479

Semiconductors - 10.9%
ASML Holding NV	650	460,902
Broadcom, Inc.	3,763	750,455
NVIDIA Corp.	6,112	763,511
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,958	714,538
		2,689,406

Software - 8.7%
Microsoft Corp.	695	275,908
MicroStrategy, Inc. - Class A(a)	2,359	602,559
Oracle Corp.	3,000	498,180
Palantir Technologies, Inc. - Class A(a)	9,070	770,225
		2,146,872

Telecommunications - 3.0%
Cisco Systems, Inc.	11,605	743,997
TOTAL COMMON STOCKS (Cost $20,860,196)		22,259,536

EXCHANGE TRADED FUNDS - 8.8%
Direxion Daily Semiconductors Bear 3X Shares	15,400	352,044
ProShares UltraShort Bitcoin ETF	27,000	363,150
ProShares UltraShort QQQ	21,888	725,368
ProShares UltraShort S&P500	38,571	746,735
TOTAL EXCHANGE TRADED FUNDS (Cost $2,088,837)		2,187,297

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Prologis, Inc.	2,000	247,840
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $244,904)		247,840

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.29%(b)	639,635	639,635
TOTAL SHORT-TERM INVESTMENTS (Cost $639,635)		639,635

TOTAL INVESTMENTS - 102.6% (Cost $23,833,572)		25,334,308
Liabilities in Excess of Other Assets - (2.6)%		(652,004)
TOTAL NET ASSETS - 100.0%		$24,682,304

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.	3

Statement of Assets and Liabilities	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$25,334,308
Receivable for investments sold	2,695,971
Dividends receivable	17,773
Interest receivable	940
Prepaid expenses and other assets	79,721
Total assets	28,128,713

LIABILITIES:
Payable for investments purchased	3,427,364
Payable to adviser (Note 4)	19,045
Total liabilities	3,446,409
NET ASSETS	$24,682,304

NET ASSETS CONSISTS OF:
Paid-in capital	$19,558,645
Total distributable earnings	5,123,659
Total net assets	$24,682,304

Net assets	$24,682,304
Shares issued and outstanding(a)	975,000
Net asset value per share	$25.32

COST:
Investments, at cost	$23,833,572

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	4

Statement of Operations	Clockwise Core Equity & Innovation ETF

For the Six-Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$142,361
Less: Dividend withholding taxes	(899)
Interest income	46,050
Total investment income	187,512

EXPENSES:
Investment advisory fee (Note 4)	111,624
Income tax expense	1,300
Total expenses	112,924
NET INVESTMENT INCOME	74,588

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,507,756
Net realized gain (loss)	2,507,756
Net change in unrealized appreciation (depreciation) on:
Investments	(1,113,544)
Net change in unrealized appreciation (depreciation)	(1,113,544)
Net realized and unrealized gain (loss)	1,394,212
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,468,800

The accompanying notes are an integral part of these financial statements.	5

Statement of Changes in Net Assets	Clockwise Core Equity & Innovation ETF

	Six-Months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$74,588	$78,977
Net realized gain (loss)	2,507,756	4,835,300
Net change in unrealized appreciation (depreciation)	(1,113,544)	1,540,940
Net increase (decrease) in net assets from operations	1,468,800	6,455,217

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,050,003)	(3,313,500)
Total distributions to shareholders	(3,050,003)	(3,313,500)

CAPITAL TRANSACTIONS:
Subscriptions	18,019,975	6,284,233
Redemptions	(13,869,880)	(4,565,881)
Net increase (decrease) in net assets from capital transactions	4,150,095	1,718,352

NET INCREASE (DECREASE) IN NET ASSETS	2,568,892	4,860,069

NET ASSETS:
Beginning of the period	22,113,412	17,253,343
End of the period	$24,682,304	$22,113,412

SHARES TRANSACTIONS
Subscriptions	625,000	250,000
Redemptions	(475,000)	(175,000)
Total increase (decrease) in shares outstanding	150,000	75,000

The accompanying notes are an integral part of these financial statements.	6

Financial Highlights	Clockwise Core Equity & Innovation ETF

For a share outstanding throughout the periods presented

	Six-Months ended	Year ended August 31,
	February 28, 2025			Period ended
	(Unaudited)	2024	2023	August 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.80	$23.00	$19.13	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.09	0.10	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments(d)	2.36	8.12	3.89	(5.82)
Total from investment operations	2.45	8.22	3.87	(5.87)

LESS DISTRIBUTIONS FROM:
Net investment income	(2.66)	(4.40)	—	—
Net realized gains	(1.27)	(0.02)	—	—
Total distributions	(3.93)	(4.42)	—	—
Net asset value, end of period	$25.32	$26.80	$23.00	$19.13

TOTAL RETURN(e)	9.03%	40.79%	20.23%	-23.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,682	$22,113	$17,253	$4,782
Ratio of expenses to average net assets(f)(g)	0.96%	0.95%	0.95%	0.95%
Raio of tax expenses to average net assets(f)	0.01%	–%	–%	–%
Ratio of operational expenses to average net assets excluding tax expense(f)(g)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)(g)	0.63%	0.40%	(0.05)%	(0.51)%
Portfolio turnover rate(e)(h)	668%	648%	283%	54%

(a)	Inception date of the Fund was January 27, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	7

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Clockwise Core Equity & Innovation ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”) . Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Clockwise Capital LLC (“Clockwise” or the “Sub-Adviser”), serves as investment sub -adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund reorganized into the Trust as of end of business day June 21, 2024. The Predecessor Fund commenced operations on January 27, 2022.

The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,259,536	$—	$—	$22,259,536
Exchange Traded Funds	2,187,297	—	—	2,187,297
Real Estate Investment Trusts	247,840	—	—	247,840
Money Market Funds	639,635	—	—	639,635
Total Investments	$25,334,308	$—	$—	$25,334,308

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Sector Risk. The Sub-Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market, including the following sectors: Industrials, Consumer Discretionary, Consumer Staples, Health Care, Financials, Information Technology, Communications, Utilities and Real Estate. If the Fund invests a significant portion of its total assets in a certain sector or certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors than a fund that is more diversified.

●	Communications Sector Risk. The Fund may be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

●	Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

●	Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

●	Health Care Sector Risk. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies.

●	Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. Aerospace and defense companies, another component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, such companies are heavily influenced by governmental spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

●	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment, among other things. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

●	Real Estate Sector Risk. The Fund’s assets may be concentrated in the real estate sector, which means the Fund will be more affected by the performance of the real estate sector than a fund that is more diversified. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

●	Utilities Sector Risk. Investments in the utilities sector at times may be limited to a relatively small number of issuers. Such investments may therefore be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result. In addition, utilities companies may be significantly affected by government regulation, supply and demand of services or fuel, availability of financing, tax laws and regulations and environmental issues.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset(s). Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

●	Options. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

●	Covered Calls. The risks of selling covered calls are two-fold. The first is that that the Fund may still lose money if the price of the security declines to below the breakeven point (the strike price less the premium paid). The second is the opportunity risk of not participating in a large rise in the price of a security held in the Fund’s portfolio.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended February 28, 2025 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub- adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub- Advisory Fee payable to the Sub -Adviser and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub -Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended February 28, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $144,479,462 and $149,570,537, respectively.

For the six-months ended February 28, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended February 28, 2025, in-kind transactions associated with creations and redemptions for the Fund were $16,333,977 and $12,002,392, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended February 28, 2025 (estimated) and the prior fiscal year ended August 31, 2024, were as follows:

Distributions paid from:	February 28, 2025	August 31, 2024
Ordinary Income	$2,062,761	$3,300,075
Long-Term Capital Gains	987,242	13,425

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

As of the prior fiscal year ended August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$20,223,229
Gross tax unrealized appreciation	2,687,048
Gross tax unrealized depreciation	(677,199)
Net tax unrealized appreciation (depreciation)	2,009,849
Undistributed ordinary income (loss)	3,898,664
Undistributed long-term capital gain (loss)	796,349
Total distributable earnings	4,695,013
Other accumulated gain (loss)	—
Total distributable earnings	$6,704,862

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the prior fiscal year ended August 31, 2024, the Fund had not elected to defer any post-October or late-year losses.

As of the prior fiscal year ended August 31, 2024, the Fund did not have long-term or short-term capital loss carryovers.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front -end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Notes to the Financial Statements	Clockwise Core Equity & Innovation ETF

February 28, 2025 (Unaudited)

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on November 22, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

-	A new sub-advisory agreement with Clockwise Capital LLC (“Clockwise”), with respect to the Fund (the”New Agreement”).

Pursuant to Section 15 of the 1940 Act, the New Agreement must be approved by the vote of a majority of the Trustees who are not parties to the New Agreement or interested persons, of any party thereto, as defined in the 1940 Act (the Independent Trustees ), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In considering the appointment of Clockwise as the investment sub-adviser for the Fund, the Trustees considered that Clockwise had provided investment sub-advisory services to the Fund pursuant to the Prior Agreement dated April 9, 2024. The initial shareholder of the Fund approved the Prior Agreement.

The Board also considered that the Board was being asked to evaluate the New Agreement in light of certain changes to Clockwise’s ownership (the “Transaction”), which resulted in the automatic termination of the Prior Agreement.

In evaluating the New Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•	The Prior Agreement was approved by the Board, including all the Independent Trustees, at a Special Meeting of the Board on April 9, 2024. In connection with its approval, the Trustees reviewed information regarding the nature, extent, and quality of services provided by Clockwise; the investment sub-advisory fees to be paid to Clockwise; Clockwise’s costs in managing the Fund and its anticipated profitability from the Fund; and other potential benefits that may be received by Clockwise and its affiliates as a result of their relationship with the Fund.

•	Clockwise represented to the Board that following the Transaction, with the exception of the departure of Mr. Guttridge, there would be no other changes to Clockwise’s portfolio management team under the New Agreement.

·	Clockwise represented to the Board that following the Transaction there is expected to be no change in the nature, quality, or level of services provided to the Fund.

·	The investment sub-advisory fee rates under the New Agreement are the same as those under the Prior Agreement.

·	Clockwise represented to the Board that as a result of the Transaction, there will be no changes to the policies and procedures and Code of Ethics of Clockwise, which were previously approved by the Board.

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the New Agreement is in the best interests of the Fund, and the Fund’s shareholders, and (ii) the compensation payable under the New Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 9, 2025

* Print the name and title of each signing officer under his or her signature.